Schedule of Investments
May 31, 2022
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–79.78%
AMSR Trust,
Series 2020-SFR2, Class E1, 4.03%, 07/17/2037(a)	$2,412,000	$2,318,401
Series 2020-SFR5, Class D, 2.18%, 11/17/2037(a)	5,000,000	4,578,967
Angel Oak Mortgage Trust,
Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(b)	2,361,000	2,261,284
Series 2020-3, Class M1, 3.81%, 04/25/2065(a)(b)	5,000,000	4,774,827
Series 2020-6, Class A3, 1.78%, 05/25/2065(a)(b)	1,500,396	1,414,930
Series 2021-1, Class M1, 2.22%, 01/25/2066(a)(b)	3,164,000	2,768,744
Series 2021-7, Class M1, 3.26%, 10/25/2066(a)(b)	5,000,000	4,152,364
Series 2022-2, Class M1, 4.19%, 01/25/2067(a)(b)	5,893,000	5,222,304
Arroyo Mortgage Trust, Series 2020-1, Class A3, 3.33%, 03/25/2055(a)	4,463,000	4,344,536
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.76%, 09/15/2048(c)	15,377,930	319,555
Bank, Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	3,937,487
BBCMS Mortgage Trust, Series 2018-C2, Class C, 4.97%, 12/15/2051(b)	2,500,000	2,403,802
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.80%, 01/25/2035(b)	294,980	290,177
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.54%, 04/10/2051(b)	4,375,000	4,055,837
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)	5,250,000	4,113,775
Series 2019-B14, Class C, 3.77%, 12/15/2062(b)	4,650,000	4,167,242
Series 2019-B15, Class C, 3.72%, 12/15/2072(b)	1,000,000	878,457
Series 2019-B9, Class C, 4.97%, 03/15/2052(b)	4,000,000	3,867,228
Series 2020-B17, Class C, 3.37%, 03/15/2053(b)	3,000,000	2,626,910
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(d)	4,564,779	3,761,796
BRAVO Residential Funding Trust, Series 2019-NQM2, Class A3, 3.11%, 11/25/2059(a)(b)	1,225,935	1,207,106
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	3,991,453
CBAM LLC, Series 2021-15A, Class C, 3.29% (3 mo. USD LIBOR + 2.25%), 01/15/2036(a)(e)	5,000,000	4,741,570
Principal Amount		Value
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 4.84% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(e)	$2,100,000	$2,041,763
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(b)	1,244,352	1,169,810
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,708,971	1,609,983
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.42%, 04/10/2023(a)(b)	4,885,000	4,816,658
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	4,496,797
COLT Mortgage Loan Trust,
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	2,664,000	2,619,127
Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	688,925	664,652
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	4,500,000	3,786,699
Commercial Mortgage Trust,
Series 2014-CR19, Class C, 4.70%, 08/10/2024(b)	4,578,800	4,474,256
Series 2014-UBS4, Class C, IO, 4.65%, 07/10/2024(c)	5,000,000	4,808,294
Series 2015-CR26, Class C, 4.44%, 10/10/2048(b)	4,000,000	3,880,280
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A3, 2.73%, 04/25/2065(a)(d)	5,000,000	4,833,781
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	6,000,000	5,373,631
Series 2022-ATH2, Class M1, 4.98%, 05/25/2067(a)(b)	4,000,000	3,770,776
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 3.92%, 01/15/2049(a)(b)	3,000,000	2,012,921
Series 2017-CX9, Class D, 4.12%, 09/15/2050(a)(b)	6,304,000	5,093,841
Series 2019-C16, Class C, 4.24%, 06/15/2052(b)	2,000,000	1,818,138
Series 2019-C17, Class C, 3.93%, 09/15/2052	5,000,000	4,456,861
Dryden 76 CLO Ltd., Series 2019-76A, Class CR, 3.06% (3 mo. USD LIBOR + 2.00%), 10/20/2034(a)(e)	3,000,000	2,800,479
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/2037(a)	5,000,000	4,599,703
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.48%, 09/25/2048(a)(b)	1,571,866	1,514,579
Series 2018-5, Class B2, 4.48%, 09/25/2048(a)(b)	1,883,465	1,811,893
Series 2018-6RR, Class B2, 4.92%, 10/25/2048(a)(b)	2,776,087	2,699,569
Series 2018-6RR, Class B3, 4.92%, 10/25/2048(a)(b)	2,776,087	2,680,413

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
FRTKL, Series 2021-SFR1, Class E2, 2.52%, 09/17/2038(a)	$3,250,000	$2,843,297
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,293,422
GCAT Trust,
Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(b)	4,000,000	3,626,860
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	3,500,000	3,315,493
Golub Capital Partners CLO 34(M) Ltd., Series 2017-34A, Class CR, 5.01% (3 mo. USD LIBOR + 3.65%), 03/14/2031(a)(e)	5,000,000	4,908,085
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.59%, 10/10/2032(a)(b)	5,050,000	4,964,427
Series 2018-TWR, Class G, 4.80% (1 mo. USD LIBOR + 3.92%), 07/15/2022(a)(e)	3,000,000	2,672,395
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,625,743
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.35%, 09/27/2060(a)(b)	614,330	602,517
Imperial Fund Mortgage Trust, Series 2022-NQM1, Class M1, 4.08%, 02/25/2067(a)(b)	7,053,000	6,033,715
Invitation Homes Trust, Series 2018-SFR2, Class C, 2.16% (1 mo. USD LIBOR + 1.28%), 06/17/2037(a)(e)	463,459	453,508
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 4.06% (1 mo. USD LIBOR + 2.56%), 06/15/2035(a)(e)	2,000,000	710,000
Series 2018-PHH, Class F, 4.66% (1 mo. USD LIBOR + 3.16%), 06/15/2035(a)(e)	2,000,000	388,500
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C, 4.09%, 07/15/2045(b)	4,760,000	4,710,537
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(b)	4,779,000	4,290,090
Life Mortgage Trust, Series 2021-BMR, Class D, 2.28% (1 mo. USD LIBOR + 1.40%), 03/15/2038(a)(e)	5,701,227	5,362,276
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,643,355
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	2,888,689
Series 2015-C24, Class D, 3.26%, 07/15/2025(a)	5,000,000	4,410,380
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.07%, 12/15/2051(b)	5,000,000	4,674,361
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class M1, 2.27%, 07/25/2055(a)(b)	2,250,000	2,052,765
Principal Amount		Value
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class CR, 3.11% (3 mo. USD LIBOR + 2.05%), 10/20/2034(a)(e)	$3,000,000	$2,765,460
OHA Loan Funding Ltd., Series 2015-1A, Class CR3, 3.09% (3 mo. USD LIBOR + 2.05%), 01/19/2037(a)(e)	5,000,000	4,750,000
PRKCM Trust, Series 2021-AFC1, Class M1, 3.11%, 08/25/2056(a)(b)	6,966,000	5,655,096
Progress Residential Trust,
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040(a)	5,000,000	4,261,757
Series 2021-SFR11, Class E1, 3.38%, 01/17/2039(a)	4,000,000	3,444,027
Series 2021-SFR2, Class E2, 2.65%, 04/19/2038(a)	4,500,000	3,972,484
Series 2021-SFR5, Class E2, 2.36%, 07/17/2038(a)	4,570,000	4,044,331
Residential Mortgage Loan Trust, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,055,064
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,039,185	2,120,197
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	2,949,103
SG Residential Mortgage Trust,
Series 2021-2, Class M1, 3.05%, 12/25/2061(a)(b)	5,634,000	4,606,580
Series 2022-1, Class M1, 4.00%, 03/27/2062(a)(b)	4,000,000	3,550,652
Sonic Capital LLC, Series 2021-1A, Class A2II, 2.64%, 08/20/2051(a)	1,360,867	1,112,816
STAR Trust, Series 2021-SFR1, Class D, 2.19% (1 mo. USD LIBOR + 1.30%), 04/17/2038(a)(e)	6,665,000	6,488,170
Starwood Mortgage Residential Trust,
Series 2020-3, Class A3, 2.59%, 04/25/2065(a)(b)	3,000,000	2,936,674
Series 2022-1, Class M1, 3.69%, 12/25/2066(a)(b)	6,000,000	5,169,591
Strata CLO I Ltd., Series 2018-1A, Class D, 5.10% (3 mo. USD LIBOR + 4.06%), 01/15/2031(a)(e)	5,000,000	4,812,050
Textainer Marine Containers Ltd., Series 2021-3A, Class B, 2.43%, 08/20/2046(a)	4,700,000	4,036,064
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	3,280,567	3,185,417
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	4,566,667	4,085,536
TIF Funding II LLC, Series 2021-1A, Class B, 2.54%, 02/20/2046(a)	1,658,833	1,441,530
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Tricon American Homes Trust,
Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	$2,000,000	$1,927,533
Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	8,900,000	8,171,858
Series 2020-SFR1, Class E, 3.54%, 07/17/2038(a)	1,600,000	1,497,040
Series 2020-SFR2, Class D, 2.28%, 11/17/2039(a)	2,000,000	1,702,854
TRK Trust, Series 2022-INV1, Class M1, 4.07%, 02/25/2057(a)(b)	8,000,000	7,131,897
Verus Securitization Trust,
Series 2020-INV1, Class A3, 3.89%, 03/25/2060(a)(b)	2,800,000	2,798,981
Series 2021-R2, Class M1, 2.24%, 02/25/2064(a)	4,281,000	4,131,058
Vista Point Securitization Trust,
Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,072,242
Series 2020-2, Class M1, 3.40%, 04/25/2065(a)(b)	1,650,000	1,585,934
Voya CLO Ltd., Series 2014-1A, Class CR2, 3.84% (3 mo. USD LIBOR + 2.80%), 04/18/2031(a)(e)	1,300,000	1,116,588
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(b)	6,000,000	5,438,780
Series 2017-C39, Class C, 4.12%, 09/15/2050	2,309,000	2,162,476
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,267,564
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	2,382,000	2,096,640
Total Asset-Backed Securities (Cost $377,374,631)		342,048,115
Agency Credit Risk Transfer Notes–9.04%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1M2, 4.01% (1 mo. USD LIBOR + 3.00%), 10/25/2029(e)	4,333,919	4,397,755
Series 2018-C03, Class 1M2, 3.16% (1 mo. USD LIBOR + 2.15%), 10/25/2030(e)	3,104,014	3,110,658
Series 2022-R04, Class 1M2, 3.68% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(e)	1,285,000	1,244,521
Principal Amount		Value
Freddie Mac,
Series 2018-HQA1, Class M2, STACR®, 3.31% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	$3,760,791	$3,731,700
Series 2021-DNA2, Class M2, STACR®, 2.88% (30 Day Average SOFR + 2.30%), 08/25/2033(a)(e)	6,630,000	6,479,177
Series 2021-DNA5, Class M2, STACR®, 2.23% (30 Day Average SOFR + 1.65%), 01/25/2034(a)(e)	892,749	873,512
Series 2021-HQA3, Class M2, STACR®, 2.68% (30 Day Average SOFR + 2.10%), 09/25/2041(a)(e)	4,250,000	3,913,035
Series 2022-DNA3, Class M1B, STACR®, 3.48% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(e)	5,000,000	4,846,945
Series 2018-HRP2, Class M3, STACR®, 3.41% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(e)	5,000,000	4,920,718
Series 2020-DNA5, Class M2, STACR®, 3.38% (30 Day Average SOFR + 2.80%), 10/25/2050(a)(e)	2,587,844	2,592,160
Freddie Mac Multifamily Connecticut Avenue Securities Trust,
Series 2019-01, Class M10, 4.26% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(e)	1,333,000	1,238,783
Series 2019-01, Class B10, 6.51% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(e)	1,500,000	1,430,435
Total Agency Credit Risk Transfer Notes (Cost $39,635,842)		38,779,399
Shares
Preferred Stocks–5.94%
Mortgage REITs–5.94%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.(f)	150,000	3,054,750
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.(f)	150,000	3,495,000
Chimera Investment Corp., 8.00%, Series B, Pfd.(f)	150,000	3,533,999
Dynex Capital, Inc., 6.90%, Series C, Pfd.(f)	160,000	3,913,600
MFA Financial, Inc., 6.50%, Series C, Pfd.(f)	150,000	3,238,500
New Residential Investment Corp., 7.13%, Series B, Pfd.(f)	100,000	2,383,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(f)	100,000	2,499,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(f)(g)	150,000	3,363,000
Total Preferred Stocks (Cost $25,549,737)		25,480,849
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–5.14%
Collateralized Mortgage Obligations–0.31%
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 4.33% (30 Day Average SOFR + 3.75%), 01/25/2051(a)(e)	$1,500,000	1,341,614
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.01%
9.00%, 04/01/2025	$10,115	$10,564
9.50%, 04/01/2025	2,818	2,832
6.50%, 06/01/2029 to 08/01/2032	2,356	2,520
7.00%, 03/01/2032 to 05/01/2032	839	870
		16,786
Federal National Mortgage Association (FNMA)–4.66%
6.00%, 04/01/2024	58	61
6.75%, 07/01/2024	25,216	26,793
6.95%, 07/01/2025 to 10/01/2025	15,700	15,791
6.50%, 01/01/2026 to 10/01/2036	3,420	3,651
7.00%, 06/01/2029 to 02/01/2032	817	835
8.00%, 10/01/2029	20	21
TBA, 4.50%, 06/01/2052(h)	19,600,000	19,946,062
		19,993,214
Government National Mortgage Association (GNMA)–0.16%
8.00%, 07/15/2022 to 02/15/2036	308,295	334,455
7.00%, 02/15/2023 to 12/15/2036	272,911	279,831
6.50%, 07/15/2024 to 09/15/2032	19,194	19,420
6.95%, 07/20/2025 to 11/20/2026	36,417	36,642
8.50%, 01/15/2037	14,173	14,488
		684,836
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,073,245)		22,036,450
Principal Amount		Value
U.S. Treasury Securities–2.64%
U.S. Treasury Bills–0.50%
0.98% - 1.11%, 09/15/2022(i)(j)	$466,000	$464,408
1.46%, 11/17/2022(i)(j)	1,684,000	1,672,300
		2,136,708
U.S. Treasury Notes–2.14%
1.88%, 02/15/2032	10,000,000	9,167,187
Total U.S. Treasury Securities (Cost $12,285,114)		11,303,895
Shares
Money Market Funds–1.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(k)(l)	3,960,091	3,960,091
Invesco Treasury Portfolio, Institutional Class, 0.54%(k)(l)	2,640,060	2,640,060
Total Money Market Funds (Cost $6,600,151)		6,600,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.08% (Cost $483,518,720)		446,248,859
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 0.74%(k)(l)(m)	19,532	19,532
Invesco Private Prime Fund, 0.87%(k)(l)(m)	45,571	45,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,108)		65,108
TOTAL INVESTMENTS IN SECURITIES–104.10% (Cost $483,583,828)		446,313,967
OTHER ASSETS LESS LIABILITIES—(4.10)%		(17,566,002)
NET ASSETS–100.00%		$428,747,965
Investment Abbreviations:
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $314,418,771, which represented 73.33% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	All or a portion of this security was out on loan at May 31, 2022.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,855,736	$37,570,268	$(51,465,913)	$-	$-	$3,960,091	$7,677
Invesco Treasury Portfolio, Institutional Class	11,903,824	25,046,845	(34,310,609)	-	-	2,640,060	5,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	137,097	(117,565)	-	-	19,532	14*
Invesco Private Prime Fund	-	319,825	(274,249)	-	-	45,576	38*
Total	$29,759,560	$63,074,035	$(86,168,336)	$-	$-	$6,665,259	$12,774

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	299	September-2022	$(33,772,984)	$116,631	$116,631
U.S. Treasury 10 Year Ultra Notes	428	September-2022	(54,991,313)	394,079	394,079
U.S. Treasury Long Bonds	76	September-2022	(10,597,250)	104,500	104,500
U.S. Treasury Ultra Bonds	42	September-2022	(6,541,500)	126,104	126,104
Total Futures Contracts				$741,314	$741,314

(a)	Futures contracts collateralized by $39,726 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CMBX North America A - Index Series 12, Version 1	Sell	2.00%	Monthly	08/17/2061	2.5174%	USD	10,000,000	$64,887	$(278,185)	$(343,073)

(a)	Centrally cleared swap agreements collateralized by $885,000 cash held with Merrill Lynch International.
(b)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Bank of America, N.A.	Markit CDX North America Investment Grade Index, Series 38, Version 1	Sell	1.00%	Quarterly	06/20/2027	0.7983%	USD	30,000,000	$241,098	$277,454	$36,356

(a)	Implied credit spreads represent the current level, as of May 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$342,048,115	$—	$342,048,115
Agency Credit Risk Transfer Notes	—	38,779,399	—	38,779,399
Preferred Stocks	25,480,849	—	—	25,480,849
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	22,036,450	—	22,036,450
U.S. Treasury Securities	—	11,303,895	—	11,303,895
Money Market Funds	6,600,151	65,108	—	6,665,259
Total Investments in Securities	32,081,000	414,232,967	—	446,313,967
Other Investments - Assets*
Futures Contracts	741,314	—	—	741,314
Swap Agreements	—	36,356	—	36,356
	741,314	36,356	—	777,670
Other Investments - Liabilities*
Swap Agreements	—	(343,073)	—	(343,073)
Total Other Investments	741,314	(306,717)	—	434,597
Total Investments	$32,822,314	$413,926,250	$—	$446,748,564

*	Unrealized appreciation (depreciation).
Invesco Income Fund